Submission	Apr. 21, 2026
Submission [Line Items]
Central Index Key	0001731348
Registrant Name	Tilray Brands, Inc.
Registration File Number	333-290806
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A